Schedule of loss before tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Loss Before Tax
Current financial year	$ 150,000	$ 17,104	$ 14,585
Under provision in previous year			65
Amortisation of intangible assets	173,451	163,093	44,807
Amortisation of right-of-use assets	474,871	500,144	403,019
Depreciation of property, plant and equipment	481,173	465,287	455,613
Expenses relating to short-term leases	2,621	2,785	49,864
Impairment loss on trade receivable	33,583
Reversal of impairment loss on associate	(263)
Bad debts written off	7,793
Allowance for slow moving inventories	67,558
Loss on disposal of associate	677
Gain on disposal of other investment			(215)
Property, plant and equipment written off			14,083
Salaries, wages and allowances	1,003,423	1,205,968	1,053,399
Employees Provident Fund	116,352	124,239	112,972
Other employees’ benefit	13,765	86,687	20,276
Loss before tax	$ 1,133,540	$ 1,416,894	$ 1,186,647